S-K 1603(b) Conflicts of Interest	Sep. 10, 2026
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

Members of our management team may participate in the formation of, invest in (on behalf of themselves, their affiliates or its and their clients), or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, there may be actual or potential material conflicts of interest between members of our management team on one hand and the investors in this offering on the other hand that may not be resolved in favor of the investors in this offering.